Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Interim Financial Information (Unaudited) [Abstract]
Interim Financial Information (Unaudited)
(17)	Interim Financial Information (Unaudited)

The following is a summary of consolidated interim financial information for the years ended December 31, 2011 and 2010 (amounts in thousands, except per share data).

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2011
Revenues	$384,997	$479,893	$537,042	$562,400
Less:
Cost of services, rentals and sales	217,022	250,667	285,124	293,596
Depreciation, depletion, amortization and accretion	55,824	60,020	61,807	67,264

Gross profit	112,151	169,206	190,111	201,540
Net income from continuing operations	9,877	41,375	54,799	53,338
Earnings per share from continuing operations:
Basic	$0.12	$0.52	$0.69	$0.67
Diluted	0.12	0.51	0.67	0.67

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
2010
Revenues	$338,744	$400,411	$402,392	$421,496
Less:
Cost of services, rentals and sales	180,565	211,214	216,564	240,149
Depreciation, depletion, amortization and accretion	48,178	51,238	53,524	55,157

Gross profit	110,001	137,959	132,304	126,190
Net income from continuing operations	20,374	23,949	25,809	16,014
Earnings per share from continuing operations:
Basic	$0.26	$0.30	$0.33	$0.20
Diluted	0.26	0.30	0.32	0.20